Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	45 Months Ended		52 Months Ended		60 Months Ended	72 Months Ended		120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 16, 2021	Dec. 31, 2020	Sep. 04, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000227168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)
Account Value		$ 11,223	$ 11,223		$ 11,223		$ 11,223	$ 11,223		$ 11,223	$ 10,672	$ 9,804	$ 10,085	$ 10,000
Average Annual Return, Percent		5.16%	3.17%	[1]
C000207154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)
Account Value		$ 123,366	$ 123,366		123,366		$ 123,366	$ 123,366		123,366	117,173	107,474	110,590		$ 108,665		$ 103,782	$ 100,000
Average Annual Return, Percent		5.29%					3.52%	3.56%
C000025975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FPA Crescent Fund (Institutional Class/FPACX)
Account Value		$ 21,282	21,282		21,282		$ 21,282	$ 21,282		$ 21,282	18,674	15,526	17,099		14,846		13,243	11,034	$ 11,920	$ 10,798	$ 9,794	$ 10,000
Average Annual Return, Percent		13.96%					9.95%			7.85%
C000249813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FPA Crescent Fund (Investor Class/FPFRX)
Account Value		$ 21,070	21,070		21,070		$ 21,070	21,070		$ 21,070	18,507	15,403	16,980		14,758		13,177	10,990	11,884	10,777	9,784	10,000
Average Annual Return, Percent	[2]	13.85%					9.84%			7.74%
C000221940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FPA Crescent Fund (Supra Institutional Class/FPCSX)
Account Value		$ 165,382,241	165,382,241		$ 165,382,241		$ 165,382,241	165,382,241		$ 165,382,241	145,000,614	120,501,587	132,623,082		115,079,605	$ 100,000,000
Average Annual Return, Percent		14.06%			12.34%	[3]
Bloomberg U S Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
Account Value		$ 9,539	$ 9,539		$ 9,539		$ 9,539	$ 9,539		9,539	9,348	8,805	10,120	10,000	117,572		109,291	100,000
Average Annual Return, Percent		2.04%	(1.28%)	[1]			0.06%	1.54%	[4]
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value		$ 24,183	$ 24,183		$ 24,183		$ 24,183	$ 24,183		$ 24,183	20,583	16,843	20,633		17,406	100,000,000	14,972	11,826	13,056	10,531	9,763	10,000
Average Annual Return, Percent		17.49%			11.05%	[3]	10.06%			9.23%
CPI 200 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CPI + 200
Account Value		$ 141,701	$ 141,701		$ 141,701		$ 141,701	$ 141,701		$ 141,701	134,985	128,058	117,963		107,888		104,389	100,000
Average Annual Return, Percent		4.98%	6.99%	[1]			6.30%	5.98%	[4]
Consumer Price Index US CPI Seasonally Adjusted 2 wrap [Member]
Account Value [Line Items]
Account Value		$ 12,816	$ 12,816		12,816		$ 12,816	$ 12,816		12,816	12,209	11,582	10,669	$ 10,000
Sixty 40 S And P 500 Index Bloomberg Barclays US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index
Account Value		$ 22,651	22,651		$ 22,651		$ 22,651	22,651		$ 22,651	19,689	16,732	19,869		17,150	100,000,000	14,948	12,234	12,529	10,970	10,128	10,000
Average Annual Return, Percent		15.04%			8.19%	[3]	8.67%			8.52%
Consumer Price Index US CPI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index (US) CPI
Account Value		$ 13,453	13,453		$ 13,453		$ 13,453	13,453		$ 13,453	13,074	12,653	11,891		11,095	100,000,000	10,952	10,704	10,495	10,278	10,068	10,000
Average Annual Return, Percent		2.90%			4.79%	[3]	4.20%			3.01%
Standard And Poor s 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,254	$ 34,254		$ 34,254		$ 34,254	$ 34,254		$ 34,254	$ 27,399	$ 21,696	$ 26,494		$ 20,585	$ 100,000,000	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000
Average Annual Return, Percent		25.02%			15.05%	[3]	14.53%			13.10%

[1]	Advisor Class commenced operations on April 16, 2021.
[2]	Investor Class commenced operations on April 30, 2024. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.
[3]	Supra Institutional Class commenced operations on September 4, 2020.
[4]	Institutional Class commenced operations on December 31, 2018.